UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23286

HARVEST VOLATILITY EDGE TRUST

(Exact name of registrant as specified in charter)

420 Lexington Ave., Suite 2620, New York, New York 10170

(Address of principal executive offices) (Zip code)

Curtis F. Brockelman, Jr.

c/o Harvest Volatility Management, LLC

420 Lexington Ave., Suite 2620

New York, New York 10170

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 682-7822

Date of fiscal year end: October 31

Date of reporting period: July 1, 2017 – June 30, 2018

Item 1 – Proxy Voting Record.

Harvest Edge Absolute Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Harvest Edge Equity Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Harvest Edge Bond Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harvest Volatility Edge Trust

By:	/s/ Curtis F. Brockelman, Jr.
Curtis F. Brockelman, Jr.
President

Date:	July 25, 2018